January 28, 2013

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549

Re:  Registration Statement on Form N-14 for Combination of Certain Series of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") (SEC File Nos. 333-119867 and 811-21624) with and into Corresponding Series of the Trust

Dear Sir/Madam:

        Accompanying this letter for filing is one copy of the Trust's Registration Statement on Form N-14. This registration statement relates to the proposed combination of certain series of the Trust with and into corresponding series of the Trust.  Exhibits not included in this filing will be filed by amendment.

         Pursuant to Form N-14, General Instruction B, and Rule 24f-2, no filing fee is due upon the filing of this registration statement.

         Pursuant to Rule 488 under the Securities Act of 1933, as amended, this registration statement will become effective automatically on the thirtieth day after the date upon which it is filed.

         If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust

By:  /s/ Erik Nelson
     ______________________________________

     Erik Nelson, Chief Legal Officer

763/765-7453
Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individusl(s)
and/or entities named above. This information should not be copied, forwarded, or further disseminated.